Share-Based Compensation (Details) - $ / shares		12 Months Ended
	Mar. 18, 2024	Dec. 31, 2024	Mar. 14, 2025	Dec. 31, 2023
Share-Based Compensation [Line Items]
Issued shares (in Shares)	20,888,886	20,788,886
Par value	$ 0.00001	$ 4
Terminal value term	5 years
Estimated rate		2.00%
Weighted average cost percentage		18.00%
Fair Valued [Member]
Share-Based Compensation [Line Items]
Par value		$ 4
Nominal Value [Member]
Share-Based Compensation [Line Items]
Par value		0.00001
Class B Ordinary Shares [Member]
Share-Based Compensation [Line Items]
Issued shares (in Shares)	20,788,886		100,000,000	100,000
Par value		$ 0.00001	$ 0.00001
Class B Ordinary Shares [Member] | Chief Executive Officer [Member]
Share-Based Compensation [Line Items]
Issued shares (in Shares)	20,888,886